Shareholders' Equity, Summary (Details) - MXN ($) $ / shares in Units, $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Shareholders Equity [Abstract]
Capital stock	$ 95,353,987	$ 95,356,548
Series B Common Stock [Member]
Shareholders Equity [Abstract]
Capital stock	$ 231,290
Number of shares issued (in shares)	61,245,000,000
Number of shares outstanding (in shares)	60,321,750,000	61,000,000,000
Treasury stock (in shares)	923,250,000	245,000,000
Common stock, par value (in dollars per share)	$ 0